Inventoried Costs, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventoried Costs, Net
6. INVENTORIED COSTS, NET
Inventoried costs are primarily associated with contracts where the U.S. government is the primary customer, therefore the company does not believe it has significant exposure to recoverability risk related to these amounts.
Inventoried costs, net consisted of the following:

	December 31
$ in millions	2019	2018
Production costs of contracts in process	$476	$402
G&A expenses	31	16
	507	418
Progress and performance-based payments received	(41)	(41)
	466	377
Product inventory and raw material	317	277
Inventoried costs, net	$783	$654